Segment Reporting - Condensed Statement of Operations - By Segment (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Other revenue		$ 129				$ 122					$ 527	$ 495	$ 742
Net revenues		963	$ 949	$ 986	$ 992	950	$ 921	$ 957	$ 966	$ 1,085	3,877	3,929	7,967
Depreciation and amortization		102				112					439	374	658
Impairment of goodwill											0	0	695
Impairment of tangible and other intangible assets											0	1	299
Income/(loss) from operations		158	$ 102	$ (44)	$ 111	88	$ 41	$ 84	$ 128	$ 93	257	346	(555)
Interest expense		(147)				(151)					(599)	(683)	(2,669)
Deconsolidation and restructuring of CEOC and other		(463)				(237)					(5,758)	6,115	(95)
Income tax benefit/(provision)		(72)				(7)					(27)	119	596
Operating Segments | CEOC
Segment Reporting Information [Line Items]
Other revenue												12	337	[1]
Net revenues												164	4,812	[1]
Depreciation and amortization												13	341	[1]
Impairment of goodwill	[1]												251
Impairment of tangible and other intangible assets												0	308	[1]
Income/(loss) from operations												9	(323)	[1]
Interest expense												(87)	(2,184)	[1]
Deconsolidation and restructuring of CEOC and other												0	(100)	[1]
Income tax benefit/(provision)												0	264	[1]
Operating Segments | CERP
Segment Reporting Information [Line Items]
Other revenue		77				76					325	307	316
Net revenues		546				528					2,195	2,154	2,065
Depreciation and amortization		56				73					258	210	200
Impairment of goodwill													289
Impairment of tangible and other intangible assets												0	(12)
Income/(loss) from operations		110				78					389	411	(32)
Interest expense		(98)				(99)					(396)	(399)	(389)
Deconsolidation and restructuring of CEOC and other		0				(1)					0	0	0
Income tax benefit/(provision)		(6)				6					4	(5)	28
Operating Segments | CGP
Segment Reporting Information [Line Items]
Other revenue		55				50					217	182	175
Net revenues		421				426					1,697	1,620	1,319
Depreciation and amortization		46				39					180	151	115
Impairment of goodwill													155
Impairment of tangible and other intangible assets												1	3
Income/(loss) from operations		55				51					20	253	(221)
Interest expense		(48)				(52)					(198)	(195)	(169)
Deconsolidation and restructuring of CEOC and other		0				1					2	4	132
Income tax benefit/(provision)		0				1					1	2	231
Other
Segment Reporting Information [Line Items]
Other revenue		1				1					4	26	101
Net revenues		0				1					4	26	101
Depreciation and amortization		0				0					1	0	3
Impairment of goodwill													0
Impairment of tangible and other intangible assets												0	0
Income/(loss) from operations		(7)				(41)					(152)	(328)	14
Interest expense		(1)				0					(5)	(4)	(17)
Deconsolidation and restructuring of CEOC and other		(463)				(237)					(5,760)	6,113	(30)
Income tax benefit/(provision)		(66)				(14)					(32)	122	73
Eliminations
Segment Reporting Information [Line Items]
Other revenue		(4)				(5)					(19)	(32)	(187)
Net revenues		(4)				(5)					(19)	(35)	(330)
Depreciation and amortization		0				0					0	0	(1)
Impairment of goodwill													0
Impairment of tangible and other intangible assets												0	0
Income/(loss) from operations		0				0					0	1	7
Interest expense		0				0					0	2	90
Deconsolidation and restructuring of CEOC and other		0				0					0	(2)	(97)
Income tax benefit/(provision)		$ 0				$ 0					$ 0	$ 0	0
International [Member] | Operating Segments | CEOC
Segment Reporting Information [Line Items]
Net revenues													$ 337

[1]	Includes foreign net revenues of $337 million